Equity - Other reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Legal reserve	€ 279	€ 279	€ 279
Other reserves	2,010	1,987	1,987
Equity-settled share-based payment expense	47	72	72
Other Comprehensive Income (loss)	(9,682)	(10,606)	(9,087)
Other reserves	€ (7,346)	€ (8,268)	€ (6,749)